Note 28 - Retained earnings, revaluation reserves and other reserves - Restricted reserves (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retained earnings, revaluation reserves and other reserves.
Restricted reserve for retired capital	€ 88	€ 88	€ 88
Restricted reserve for Parent Company shares and loans for those shares	44	69	111
Restricted reserve for redonomination of capital in euro	2	2	2
Restricted Reserves	€ 133	€ 159	€ 201